Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

11.Share-based payments

The Corporation has adopted an Omnibus Equity Incentive Plan in accordance with the policies of the TSX, which permits the grant or issuance of options, Restricted Share Units (“RSUs”), Performance Share Units (“PSUs”), and Deferred Share Units (“DSUs”), as well as other share-based payment arrangements. The maximum number of shares that may be issued upon the exercise or settlement of awards granted under the plan may not exceed 15% of the Corporation’s issued and outstanding shares from time to time. The Board of Directors determines the price per common share and the number of common shares which may be allotted to directors, officers, employees, and consultants, and all other terms and conditions of the option, subject to the rules of the TSX.

During the year ended December 31, 2025, the total expenses related to share-based compensation amounted to $10,700,913 (year ended December 31, 2024 - $14,277,406). All outstanding awards are settleable with common shares and not cash.

(a)   Stock Options

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2023	1,732,500	$2.44
Issued	485,000	2.56
Expired	(555,000)	2.15
Exercised (i)	(175,000)	1.01
Balance, December 31, 2024	1,487,500	$2.76
Issued	4,670,000	1.48
Expired	(350,000)	3.05
Exercised (ii)	(25,000)	1.37
Cancelled (iii)	(1,000,000)	1.63
Balance, December 31, 2025	4,782,500	$1.73

(i)The weighted average share price on date of exercise was $2.62.
(ii)The weighted average share price on date of exercise was $1.70.
(iii)During the period ended December 31, 2025, the Corporationcancelled 1,000,000 stock options held by a consultant, and issued 400,000 PSUs of the Corporation to replace the cancelled stock options. The cancelled stock options were revalued as of the grant date of the PSUs using the Black-Scholes option pricing model with weighted average assumptions that correspond to their time to maturity. The following weighted average assumptions were used for the calculation:

Fair value of stock options at cancellation date	$0.95
Share price	$1.97
Exercise price	$1.54
Risk-free interest rate	2.69%
Expected volatility	80%
Expected life in years	1.67
Expected dividend yield	Nil

The remaining unvested fair value of the cancelled options converted into PSUs has been recorded as share-based compensation expenses.

11.Share-based payments (continued)

(a)   Stock Options (continued)

At the grant date, the fair value of stock options issued was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Fair value of stock options at grant date	$0.86	$1.77
Share price	$1.42	$2.78
Exercise price	$1.48	$2.53
Risk-free interest rate	2.72%	3.77%
Expected volatility	87%	93%
Expected life in years	4.20	3.25
Expected dividend yield	Nil	Nil

The following table reflects the actual stock options issued and outstanding as of December 31, 2025:

			Weighted average		Number of
			remaining	Number of	options
	Exercise		contractual	options	vested
Expiry date	price ($)		life (years)	outstanding	(exercisable)
April 1, 2026	5.77		0.25	60,000	60,000
December 8, 2026	3.59		0.94	325,000	325,000
January 11, 2027	2.18		1.03	220,000	220,000
March 1, 2027	2.56		1.16	200,000	200,000
March 9, 2027	1.55	(i)	1.19	200,000	150,000
May 12, 2027	1.46		1.36	70,000	70,000
September 13, 2027	1.61		1.70	207,500	207,500
July 21, 2028	1.67		2.56	50,000	12,500
July 7, 2029	2.07		3.52	30,000	10,000
August 19, 2029	1.50		3.64	30,000	10,000
May 25, 2030	1.49	(i)	4.40	120,000	60,000
May 25, 2030	2.12		4.40	100,000	50,000
May 29, 2030	1.59	(i)	4.41	60,000	—
December 2, 2030	1.40		4.92	2,620,000	—
December 2, 2030	1.37	(i)	4.92	490,000	—
	1.73		3.84	4,782,500	1,375,000

(i)Denotes exercise price in USD; these amounts were translated to CAD for presentation purposes at the December 31, 2025 rate of 1.369.

11.Share-based payments (continued)

(b)   Performance Share Units

Number of
PSUs
Balance, December 31, 2023	2,000,000
Issued (i)	3,000,000
Redeemed (iii)	(5,000,000)
Balance, December 31, 2024	—
Issued (i), (ii)	7,958,535
Expired	(18,353)
Redeemed (iv)	(5,772,898)
Balance, December 31, 2025	2,167,284

(i)Grants of PSUs require completion of certain performance criteria specific to each grant. As the fair value of the services for certain PSUs issued cannot be reliably measured, the fair value was determined on the basis of the equity issued. The fair value of PSUs granted was determined based on the Corporation’s share price, adjusted by the estimated likelihood of the performance conditions being met.

(ii)During the year ended December 31, 2025, the Corporation settled $3,761,600 of accounts payable and accrued liabilities through PSUs valued at $4,289,960.

(iii)The weighted average share price on date of exercise was $2.31.

(iv)The weighted average share price on date of exercise was $1.62.

The following table reflects the actual PSUs issued and outstanding as of December 31, 2025:

	Weighted average		Number of
	remaining	Number of	PSUs
	contractual	PSUs	vested
Expiry date	life (years)	outstanding	(exercisable)
June 30, 2026	0.50	138,666	—
December 31, 2026	1.00	28,618	—
October 31, 2027	1.83	2,000,000	—
	1.74	2,167,284	—

(i)Subsequent to December 31, 2025, 1,503,013 PSUs were issued.

(ii)Subsequent to December 31, 2025, 191,997 PSUs were redeemed.

11.Share-based payments (continued)

(c)   Restricted Share Units

Number of
RSUs
Balance, December 31, 2023	3,544,887
Issued (i)	3,686,000
Redeemed (ii)	(2,378,588)
Balance, December 31, 2024	4,852,299
Issued (i)	336,263
Redeemed (iii)	(425,119)
Balance, December 31, 2025	4,763,443

(i)The fair value of RSUs granted was determined based on the Corporation’s share price.

(ii)The weighted average share price on date of redemption was $1.85.

(iii)The weighted average share price on date of redemption was $1.49.

The following table reflects the actual RSUs issued and outstanding as of December 31, 2025:

	Weighted
	average		Number of
	remaining	Number of	RSUs
	contractual	RSUs	vested
Expiry date	life (years)	outstanding	(exercisable)
July 10, 2027	1.52	3,103,248	1,438,252
July 31, 2027	1.58	1,291,058	1,291,058
October 31, 2027	1.83	32,874	32,874
September 30, 2030	4.75	147,242	—
December 30, 2030	5.00	189,021	—
	1.78	4,763,443	2,762,184